Summary of Significant Accounting Policies - Vessels and Equipment (Details) - USD ($) $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 13, 2022
Property, Plant and Equipment [Line Items]
Depreciation of vessels and equipment	$ 102,200	$ 102,400	$ 106,400
Interest costs capitalized to vessels and equipment	$ 13,100	0	$ 0
Partners' Capital Account, Acquisitions		2,751
Teekay corporation
Property, Plant and Equipment [Line Items]
Partners' Capital Account, Acquisitions		$ (2,800)
Common Class A [Member] | Teekay corporation
Property, Plant and Equipment [Line Items]
Partners' Capital Account, Number of Units Owned by Controlling Interest				36.0
NGL segment
Property, Plant and Equipment [Line Items]
Estimated useful life in years	30 years
Liquefied Natural Gas
Property, Plant and Equipment [Line Items]
Estimated useful life in years	35 years
Minimum | Dry-docking Activity
Property, Plant and Equipment [Line Items]
Estimated useful life in years	2 years 6 months
Maximum | Dry-docking Activity
Property, Plant and Equipment [Line Items]
Estimated useful life in years	5 years